UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

NOVEMBER 30, 2016

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	November 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.3%
Adient PLC	667,669	$35,760,352	*

Diversified Consumer Services - 0.0%
Ascent Capital Group Inc., Class A Shares	76,240	1,377,657	*

Internet & Direct Marketing Retail - 1.1%
Liberty Expedia Holdings Inc., Class A Shares	376,076	16,532,301	*
Liberty Interactive Corp. QVC Group, Class A Shares	3,882,368	80,403,841	*
Liberty TripAdvisor Holdings Inc., Class A Shares	388,237	6,231,204	*
Liberty Ventures, Series A Shares	564,114	22,011,728	*

Total Internet & Direct Marketing Retail		125,179,074

Media - 18.7%
AMC Networks Inc., Class A Shares	3,816,295	210,850,299	*(a)
CBS Corp., Class B Shares, Non Voting Shares	778,695	47,282,360
Comcast Corp., Class A Shares	11,501,681	799,481,846
Discovery Communications Inc., Class A Shares	8,042,008	217,857,997	*(a)
Discovery Communications Inc., Class C Shares	2,859,931	75,616,576	*
Liberty Broadband Corp., Class A Shares	1,153,439	80,198,614	*
Liberty Broadband Corp., Class C Shares	1,640,505	116,984,411	*
Liberty Global PLC, Class A Shares	692,613	21,692,639	*
Liberty Global PLC, Series C Shares	2,097,338	63,863,942	*
Liberty Global PLC LiLAC, Class A Shares	121,046	2,612,173	*
Liberty Global PLC LiLAC, Class C Shares	366,548	7,759,821	*
Liberty Media Corp.-Liberty Braves, Class A Shares	162,929	3,283,019	*
Liberty Media Corp.-Liberty Braves, Class C Shares	292,088	5,803,789	*
Liberty Media Corp.-Liberty Media, Class A Shares	407,323	12,745,137	*
Liberty Media Corp.-Liberty Media, Class C Shares	730,221	22,746,384	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	1,629,292	59,143,300	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	2,920,887	104,450,919	*
Madison Square Garden Co., Class A Shares	785,529	136,399,255	*
MSG Networks Inc., Class A Shares	2,356,587	48,192,204	*
Starz, Class A Shares	2,218,206	75,108,455	*
Viacom Inc., Class B Shares	778,695	29,185,489
World Wrestling Entertainment Inc., Class A Shares	986,877	18,533,550

Total Media		2,159,792,179

TOTAL CONSUMER DISCRETIONARY		2,322,109,262

ENERGY - 12.8%
Energy Equipment & Services - 4.9%
Core Laboratories NV	3,009,366	336,326,744	(a)
Frank’s International NV	129,417	1,629,360
National-Oilwell Varco Inc.	3,256,443	121,660,711
Weatherford International PLC	21,361,491	109,157,219	*

Total Energy Equipment & Services		568,774,034

Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	9,177,242	634,606,284
Newfield Exploration Co.	6,158,044	278,466,750	*

Total Oil, Gas & Consumable Fuels		913,073,034

TOTAL ENERGY		1,481,847,068

FINANCIALS - 1.5%
Capital Markets - 0.4%
Cohen & Steers Inc.	1,334,409	47,504,960

Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	3,935,417	64,344,068

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - (continued)
New York Community Bancorp Inc.	3,689,673	$58,960,975

Total Thrifts & Mortgage Finance		123,305,043

TOTAL FINANCIALS		170,810,003

HEALTH CARE - 34.5%
Biotechnology - 18.0%
Aduro Biotech Inc.	127,112	1,449,077	*
Agios Pharmaceuticals Inc.	1,070,497	62,313,630	*
Alkermes PLC	1,044,881	59,380,587	*
Amgen Inc.	4,673,093	673,252,509
Biogen Inc.	3,210,157	944,010,869	*
ImmunoGen Inc.	129,925	231,267	*
Ionis Pharmaceuticals Inc.	2,812,753	123,086,071	*
ProQR Therapeutics NV	292,310	1,242,317	*
Spark Therapeutics Inc.	400,429	22,027,599	*
Vertex Pharmaceuticals Inc.	2,332,349	190,343,002	*

Total Biotechnology		2,077,336,928

Health Care Equipment & Supplies - 1.6%
Medtronic PLC	2,474,033	180,629,149
Wright Medical Group NV	369,160	8,505,447	*

Total Health Care Equipment & Supplies		189,134,596

Health Care Providers & Services - 9.9%
UnitedHealth Group Inc.	7,248,501	1,147,582,678

Pharmaceuticals - 5.0%
Allergan PLC	2,669,524	518,688,513	*
Mallinckrodt PLC	310,440	16,360,188	*
Teva Pharmaceutical Industries Ltd., ADR	342,834	12,924,842
Valeant Pharmaceuticals International Inc.	1,526,587	24,104,809	*

Total Pharmaceuticals		572,078,352

TOTAL HEALTH CARE		3,986,132,554

INDUSTRIALS - 7.1%
Aerospace & Defense - 2.1%
Engility Holdings Inc.	254,324	9,219,245	*
L-3 Communications Holdings Inc.	1,511,050	238,398,358

Total Aerospace & Defense		247,617,603

Building Products - 2.6%
Johnson Controls International PLC	6,676,699	300,317,921

Construction & Engineering - 1.9%
Fluor Corp.	4,066,401	217,593,118

Machinery - 0.4%
Pentair PLC	806,886	46,363,670

Trading Companies & Distributors - 0.1%
NOW Inc.	553,273	11,917,500	*

TOTAL INDUSTRIALS		823,809,812

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 0.3%
ARRIS International PLC	1,116,138	32,021,999	*

Electronic Equipment, Instruments & Components - 2.4%
Dolby Laboratories Inc., Class A Shares	843,355	38,920,833
Fitbit Inc., Class A Shares	219,943	1,838,724	*
TE Connectivity Ltd.	3,436,550	232,448,242

Total Electronic Equipment, Instruments & Components		273,207,799

Internet Software & Services - 1.7%
Facebook Inc., Class A Shares	734,656	86,997,963	*

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY		SHARES	VALUE
Internet Software & Services - (continued)
Twitter Inc.		6,236,191	$115,307,172	*

Total Internet Software & Services			202,305,135

Semiconductors & Semiconductor Equipment - 6.5%
Broadcom Ltd.		3,245,998	553,410,199
Cree Inc.		4,159,533	105,319,376	*
Intel Corp.		2,780,516	96,483,905

Total Semiconductors & Semiconductor Equipment			755,213,480

Software - 5.7%
Autodesk Inc.		3,243,086	235,480,475	*
Citrix Systems Inc.		3,163,080	274,333,928	*
Nuance Communications Inc.		8,852,863	143,504,909	*

Total Software			653,319,312

Technology Hardware, Storage & Peripherals - 5.1%
Seagate Technology PLC		10,351,589	415,098,719
Western Digital Corp.		2,783,315	177,185,833

Total Technology Hardware, Storage & Peripherals			592,284,552

TOTAL INFORMATION TECHNOLOGY			2,508,352,277

MATERIALS - 1.4%
Metals & Mining - 1.4%
Freeport-McMoRan Inc.		7,265,600	111,526,960
Nucor Corp.		892,876	55,527,958

Total Materials			167,054,918

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T Inc.		2,096,037	80,969,909

TOTAL COMMON STOCKS (Cost - $5,627,961,299)			11,541,085,803

		RIGHTS
RIGHTS - 0.0%
Wright Medical Group NV, CVR (Cost - $3,606,925)		1,442,770	1,940,526	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,631,568,224)			11,543,026,329

	RATE	SHARES
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $18,474,676)	0.256%	18,474,676	18,474,676

TOTAL INVESTMENTS - 100.0% (Cost - $5,650,042,900#)			11,561,501,005
Other Assets in Excess of Liabilities - 0.0%			193,999

TOTAL NET ASSETS - 100.0%			$11,561,695,004

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At November 30, 2016, the total market value of investments in Affiliated Companies was $765,035,040 and the cost was $604,516,138 (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$11,541,085,803	—	—	$11,541,085,803
Rights	1,940,526	—	—	1,940,526

Total Long-Term Investments	$11,543,026,329	—	—	$11,543,026,329

Short-Term Investments†	18,474,676	—	—	18,474,676

Total Investments	$11,561,501,005	—	—	$11,561,501,005

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,094,477,408
Gross unrealized depreciation	(183,019,303)

Net unrealized appreciation	$5,911,458,105

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended November 30, 2016:

	Affiliate Value at August 31, 2016	Purchased		Sold		Dividend Income	Affiliate Value at November 30, 2016	Realized Gain (Loss)
		Cost	Shares	Cost	Shares
AMC Networks Inc., Class A Shares	$207,836,698	—	—	—	8,451	—	$210,850,299	$430,578
Core Laboratories NV	337,131,833	—	—	$58,544	6,664	$1,406,879	336,326,744	638,044
Discovery Communications Inc., Class A Shares	205,605,906	—	—	98,702	17,808	—	217,857,997	370,895

	$750,574,437	—		$157,246		$1,406,879	$765,035,040	$1,439,517

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2017